Operating Leases - Schedule of Operating Lease Related Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Right-of-use assets, net	$ 585	$ 830
Impairment of right-of-use assets
Right-of-use assets, net	585	830
Operating lease liabilities – current	82	241
Operating lease liabilities – non-current	486	569
Total operating lease liabilities	$ 568	$ 810